Label	Element	Value
Alger Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000832566_SupplementTextBlock	THE ALGER PORTFOLIOS Alger Mid Cap Growth Portfolio Class S Shares Supplement dated January 11, 2017 to the Prospectus dated May 1, 2016 As Supplemented to Date
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Mid Cap Growth Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following replaces the last sentence in the second paragraph under the heading “Principal Investment Strategy” on page 11 of the Prospectus:

“At December 31, 2016, the market capitalization of the companies in these indexes ranged from $394.9 million to $56.9 billion.”